Forum Funds

Three Canal Plaza, Suite 600

Portland, Maine 04101

January 20, 2012

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:

Forum Funds (the “Registrant”)

File Nos. 002-67052/811-03023

Ladies and Gentlemen:

 Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated December 28, 2011, to the Prospectus dated March 1, 2011, as supplemented November 23, 2011, for the Carne Large Cap Value Fund, a series of the Registrant as filed pursuant to Rule 497(e) under the 1933 Act on December 28, 2011 (Accession Number: 0000315774-11-000361).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2025 or by email at lina.bhatnagar@atlanticfundservices.com.

Sincerely,

/s/ Lina Bhatnagar

Lina Bhatnagar

Secretary to the Registrant

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